SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Lease
Cash payments for operating leases	$ 2,899	¥ 20,582	¥ 27,575
ROU assets obtained in exchange for operating lease liabilities	$ 1,102	¥ 7,825	¥ 7,455